Short-Term and Long-Term Financial Liabilities - Schedule of Maturity Profile of Financial Liabilities (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Schedule of Maturity Profile of Financial Liabilities [Abstract]
2026	$ 1,778,704	$ 3,694,936
2027
2028	86,234,234	82,495,077
2029	14,067,357	13,649,501
Total principal	102,080,295	99,839,514
Less: unamortized debt discount	(14,394,934)	(14,028,418)
Total	$ 87,685,361	$ 85,811,096